Bank Loans	6 Months Ended
Sep. 30, 2022
Subordinated Borrowings [Abstract]
BANK LOANS

NOTE 11 – BANK LOANS

Bank loans consisted of the following as of September 30, 2022 and March 31, 2022:

	September 30, 2022 (Unaudited)	March 31, 2022

Car loans – current portion	$-	$11,404

Two car loans of $76,315 at 12% annual interest rate and $51,894 at 9.5% annual interest rate were valid from October 1, 2018 to September 30, 2021 and from July 1, 2019 to June 30, 2022, respectively. Both cars were pledged as collateral for loans until full settlement and were released from collateral upon settlement as of September 30, 2022.